Leases - Lease Expenses (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Leases [Abstract]
Operating lease cost	$ 3	$ 5
Finance lease cost:
Amortization	5	9
Interest	12	24
Variable lease cost	13	22
Total lease cost	$ 33	$ 60